Note 14 - Retention/ Incentive Bonus Plan: (Details)	Sep. 30, 2014
Note 14 - Retention/ Incentive Bonus Plan: (Details) [Line Items]
Bonus Pool Funding As Percentage Of Appraised Value Of Contributed Properties	5.00%
Retention Bonus Plan Gross Selling Price Requirement Percentage	100.00%
Additional Bonus Pool Funding Percentage Of Gross Sales Price On First Ten Percent Off Property Appreciation	10.00%
Additional Bonus Pool Funding Percentage Of Gross Sales Price On Second Ten Percent Of Property Appreciation	15.00%
Additional Bonus Pool Funding Percentage Of Gross Sales Price On Property Appreciation Greater Than Twenty Percent	20.00%
Additional Bonus Pool Funding Additional Percentage Of Gross Sales Price On Property Appreciation	2.00%
Board of Directors Chairman [Member]
Note 14 - Retention/ Incentive Bonus Plan: (Details) [Line Items]
Bonus Pool Distribution Proportions	15.00%
Directors Other Than Chairman [Member]
Note 14 - Retention/ Incentive Bonus Plan: (Details) [Line Items]
Bonus Pool Distribution Proportions	50.00%
Other 5 Directors [Member]
Note 14 - Retention/ Incentive Bonus Plan: (Details) [Line Items]
Bonus Pool Distribution Proportions	10.00%
Executives And Employees [Member]
Note 14 - Retention/ Incentive Bonus Plan: (Details) [Line Items]
Bonus Pool Distribution Proportions	35.00%